Holisto Investment and Acquisition - Schedule of Supplemental Pro Forma Information (Details) - Holisto Limited - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenue	€ 564,017	€ 484,896
Net income/(loss)	€ 494	€ (34,980)